OTHER RECEIVABLES (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	May 22, 2022	May 31, 2020	Nov. 30, 2019	Sep. 30, 2022	Mar. 31, 2022
OTHER RECEIVABLES
Other receivables				$ 4,118,816	$ 24,621,834
Allowance for uncollectible other receivables				(4,118,816)	(4,621,834)
Other receivables, net					20,000,000
Other receivables - current					20,000,000
Payments for deposits		$ 15,500,000	$ 30,900,000
Remaining balance refund on monthly basis in next two years		$ 693,905
Period for refund of remaining balance of deposits receivable on monthly basis		2 years
Annual interest charge on refund receivable on deposits (as a percent)		2.00%
Registered capital of a licensed guarantee company		$ 142,900,000
Refund of deposits receivable	$ 4,600,000				6,100,000
Allowance for remaining balance received					$ 4,500,000
Four individuals
OTHER RECEIVABLES
Interest income				$ 4,100,000